SIGNIFICANT ACCOUNTING POLICIES - VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) fund	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Other equity investments	$ 1,323	$ 1,396
Assets	204,352	195,361
Liabilities	189,504	179,753
Redeemable Noncontrolling Interest	403	13
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Assets	933
Liabilities	293
Redeemable Noncontrolling Interest	392
Insurance
Variable Interest Entity [Line Items]
Assets	191,216	183,473
Investment Management
Variable Interest Entity [Line Items]
Assets	13,139	$ 11,895
Investment Management | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Nonconsolidated VIE, carrying amount, assets	43,700
Maximum loss exposure, amount	$ 13
Investment Management | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of investment funds | fund	3
Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Unused commitments	$ 697
Adjustments for New Accounting Pronouncement | Variable Interest Entity, Not Primary Beneficiary | Other Equity Investments
Variable Interest Entity [Line Items]
Nonconsolidated VIE, carrying amount, assets	157,986
Maximum loss exposure, amount	1,209
Adjustments for New Accounting Pronouncement | Insurance | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other equity investments	1,209
Accounting Standards Update 2015-02 | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure
Variable Interest Entity [Line Items]
Assets	265
Liabilities	14
Redeemable Noncontrolling Interest	$ 251